Business Acquisitions, Goodwill and Intangible Assets	12 Months Ended
Sep. 30, 2014
Business Acquisitions, Goodwill and Intangible Assets
Business Acquisitions, Goodwill and Intangible Assets

4. Business Acquisitions, Goodwill, and Intangible Assets

The Company completed two, two and one business acquisitions during the years ended September 30, 2014, 2013 and 2012, respectively. Business acquisitions completed during the years ended September 30, 2014, 2013 and 2012 did not meet the quantitative thresholds to require pro forma disclosures of operating results, either individually or in the aggregate, based on the Company’s consolidated assets, investments and net income. The Company also obtained control of an unconsolidated joint venture that resulted in its consolidation during the year ended September 30, 2014, as further discussed in Note 7.

Business acquisitions during the year ended September 30, 2014 included Hunt Construction Group, a United States-based commercial construction management firm which serves clients in both the public and private sectors, and Spain-based ACE International Consultants S.L., a leading consulting firm specializing in economic and social development cooperation and private sector development.

Business acquisitions during the year ended September 30, 2013 included South Africa-based BKS Group and Asia-based KPK Quantity Surveyors.

During the year ended September 30, 2012, the Company acquired an environmental engineering firm in Asia.

The aggregate value of all consideration for acquisitions consummated during the years ended September 30, 2014, 2013 and 2012 were $88.5 million, $82.0 million and $15.4 million, respectively. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, as of the acquisition dates, from acquisitions consummated during the fiscal years presented:

	Fiscal Year Ended
	September 30, 2014	September 30, 2013	September 30, 2012
	(in millions)
Cash acquired	$17.1	$20.1	$1.9
Other current assets	256.2	41.5	7.8
Goodwill	72.7	72.6	10.5
Intangible assets	11.9	9.4	1.5
Other non-current assets	16.5	8.6	3.3
Current liabilities	(274.1)	(54.9)	(8.8)
Non-current liabilities	(11.8)	(15.3)	(0.8)

Net assets acquired	$88.5	$82.0	$15.4

Acquired intangible assets above includes the following:

	Fiscal Year Ended
	September 30, 2014	September 30, 2013	September 30, 2012
	(in millions)
Backlog	$5.8	$4.2	$0.7
Customer relationships	4.6	5.2	0.8
Trademark / tradename	1.5	—	—

Total intangible assets	$11.9	$9.4	$1.5

Consideration for acquisitions above includes the following:

	Fiscal Year Ended
	September 30, 2014	September 30, 2013	September 30, 2012
	(in millions)
Cash paid	$70.2	$62.1	$14.5
Promissory notes	18.3	5.6	—
Equity issued	—	14.3	0.9

Total consideration	$88.5	$82.0	$15.4

All of the above acquisitions were accounted for under the purchase method of accounting. As such, the purchase consideration of each acquired company was allocated to acquired tangible and intangible assets and liabilities based upon their fair values. The final purchase price allocation has not been completed for acquisitions made during the year ended September 30, 2014. The excess of the purchase consideration over the fair value of the net tangible and identifiable intangible assets acquired was recorded as goodwill. The determination of fair values of assets and liabilities acquired requires the Company to make estimates and use valuation techniques when market value is not readily available. The results of operations of each company acquired have been included in the Company’s financial statements from the date of acquisition. Transaction costs associated with business acquisitions are expensed as they are incurred.

At the time of acquisition, the Company preliminarily estimates the amount of the identifiable intangible assets acquired based upon historical valuations of similar acquisitions and the facts and circumstances available at the time. The Company determines the final value of the identifiable intangible assets as soon as information is available, but not more than 12 months from the date of acquisition. Post-acquisition adjustments primarily relate to project related liabilities.

During the fourth quarter of its fiscal year, the Company conducts its annual goodwill impairment test. The impairment evaluation process includes, among other things, making assumptions about variables such as revenue growth rates, profitability, discount rates, and industry market multiples, which are subject to a high degree of judgment.

As a result of the first step of the fiscal 2012 impairment analysis, the Company identified adverse market conditions and business trends within the Europe, Middle East, and Africa (EMEA) and MS reporting units, which led the Company to determine that goodwill was impaired. Adverse market conditions included prolonged and sustained deterioration of European macroeconomic conditions in EMEA and decreased U.S. government military activities and unsuccessful contract pursuits in MS. The reporting units’ goodwill impairments largely relate to the following acquired businesses:

•	MS—McNeil Technologies, Inc.
•	EMEA—Davis Langdon Europe and Middle East

Significant changes to the assumptions used in the September 30, 2012 as compared to the September 30, 2011 analysis were financial forecasts and market multiples. While both the MS and the EMEA reporting units have historically generated positive cash flows, and are expected to continue to generate positive cash flows, the fair value of future cash flows of the Company’s EMEA and MS reporting units decreased. Additionally, the market multiples for the two reporting units decreased. The market multiples used were as follows:

	September 30,
	2012	2011
Market multiple of revenue:
EMEA	0.35	0.5
MS	0.35	0.5

The second step of the analysis was performed to measure the impairment as the excess of the goodwill carrying value over its implied fair value. This analysis resulted in an impairment of $336.0 million, or $317.2 million, net of tax. The goodwill carrying values of the EMEA and MS reporting units before and after the goodwill impairment expense were as follows:

	September 30, 2012
	EMEA	MS
Carrying value before impairment	$345.5	$362.2
Goodwill impairment	(155.0)	(181.0)
Carrying value after impairment	$190.5	$181.2

The changes in the carrying value of goodwill by reportable segment for the fiscal years ended September 30, 2014 and 2013 were as follows:

	Fiscal Year 2014
	September 30, 2013	Post- Acquisition Adjustments	Foreign Exchange Impact	Acquired	September 30, 2014
	(in millions)
Design and Consulting Services	$1,414.1	$5.0	$(31.3)	$91.4	$1,479.2
Construction Services	216.5	—	—	60.4	276.9
Management Services	181.2	—	—	—	181.2

Total	$1,811.8	$5.0	$(31.3)	$151.8	$1,937.3

	Fiscal Year 2013
	September 30, 2012	Post- Acquisition Adjustments	Foreign Exchange Impact	Acquired	September 30, 2013
	(in millions)
Design and Consulting Services	$1,377.7	$—	$(36.2)	$72.6	$1,414.1
Construction Services	216.5	—	—	—	216.5
Management Services	181.2	—	—	—	181.2

Total	$1,775.4	$—	$(36.2)	$72.6	$1,811.8

Included in the acquired goodwill above for the year ended September 30, 2014 is $79.1 million of recorded goodwill as a result of the consolidation of an unconsolidated joint venture, as further discussed in Note 7.

The gross amounts and accumulated amortization of the Company’s acquired identifiable intangible assets with finite useful lives as of September 30, 2014 and 2013, included in intangible assets—net, in the accompanying consolidated balance sheets, were as follows:

	September 30, 2014			September 30, 2013			Amortization
	Gross Amount	Accumulated Amortization	Intangible Assets, Net	Gross Amount	Accumulated Amortization	Intangible Assets, Net	Period (years)
	(in millions)
Backlog	$110.0	$(97.4)	$12.6	$94.9	$(89.4)	$5.5	1 – 5
Customer relationships	161.6	(85.4)	76.2	147.1	(69.5)	77.6	10
Trademark / tradename	9.3	(7.9)	1.4	7.8	(7.8)	—	2

Total	$280.9	$(190.7)	$90.2	$249.8	$(166.7)	$83.1

Amortization expense of acquired intangible assets included within cost of revenue was $24.0 million and $21.2 million for the years ended September 30, 2014 and 2013, respectively. The following table presents estimated amortization expense of existing intangible assets for the succeeding years:

Fiscal Year	(in millions)
2015	$26.5
2016	17.5
2017	13.2
2018	9.9
2019	9.0
Thereafter	14.1

Total	$90.2